PROPERTY, PLANT AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT
Schedule of Property, Plant and Equipment

	Net Book Value of Property, Plant and Equipment at March 31, 2019
(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$—	$3,143	$—	$—	$—	$3,143
Mineral rights and properties	—	—	8,972	7,806	—	16,778
Other property, plant and equipment	7	451	—	—	150	608
Total	$7	$3,594	$8,972	$7,806	$150	$20,529

	Net Book Value of Property, Plant and Equipment at December 31, 2018
(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$—	$3,256	$—	$—	$—	$3,256
Mineral rights and properties	—	—	8,973	7,806	—	16,779
Other property, plant and equipment	8	348	—	—	162	518
Total	$8	$3,604	$8,973	$7,806	$162	$20,553

	Net Book Value of Property, Plant and Equipment at December 31, 2018
(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$-	$3,256	$-	$-	$-	$3,256
Mineral rights and properties	-	-	8,973	7,806	-	16,779
Other property, plant and equipment	8	348	-	-	162	518
Total	$8	$3,604	$8,973	$7,806	$162	$20,553

	Net Book Value of Property, Plant and Equipment at December 31, 2017

(thousands of dollars)	Turkey	Texas	Alabama	New Mexico	Corporate	Total
Uranium plant	$-	$8,304	$-	$-	$-	$8,304
Mineral rights and properties	17,968	-	-	7,806	-	25,774
Other property, plant and equipment	11	1,109	-	-	211	1,331
Total	$17,979	$9,413	$-	$7,806	$211	$35,409

(Note: Acreage amounts are unaudited.)